Document and Entity Information - USD ($)	6 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Mar. 06, 2017
Document And Entity Information
Entity Registrant Name	RC-1, Inc.
Entity Central Index Key	0001665598
Document Type	POS AM
Document Period End Date	Jun. 30, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 1,244,437
Entity Common Stock, Shares Outstanding	7,929,581	8,296,248
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2017